UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2014
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2014

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (42.9%)
2	Fannie Mae Discount Notes	0.065%	6/11/14	47,700	47,699
2	Fannie Mae Discount Notes	0.050%	7/28/14	11,000	10,999
2	Fannie Mae Discount Notes	0.050%	7/29/14	65,000	64,995
2	Fannie Mae Discount Notes	0.050%	7/30/14	14,000	13,999
2	Fannie Mae Discount Notes	0.050%	8/11/14	500,000	499,951
3	Federal Home Loan Bank Discount Notes	0.050%	6/4/14	115,310	115,309
3	Federal Home Loan Bank Discount Notes	0.075%–0.080%	6/6/14	589,750	589,744
3	Federal Home Loan Bank Discount Notes	0.050%–0.079%	6/11/14	700,000	699,986
3	Federal Home Loan Bank Discount Notes	0.077%–0.079%	6/13/14	300,000	299,992
3	Federal Home Loan Bank Discount Notes	0.062%–0.080%	6/18/14	276,240	276,230
3	Federal Home Loan Bank Discount Notes	0.080%	6/20/14	490,000	489,979
3	Federal Home Loan Bank Discount Notes	0.062%–0.074%	6/25/14	271,000	270,988
3	Federal Home Loan Bank Discount Notes	0.050%	6/27/14	38,000	37,999
3	Federal Home Loan Bank Discount Notes	0.050%–0.068%	7/2/14	436,950	436,927
3	Federal Home Loan Bank Discount Notes	0.050%	7/7/14	1,193,500	1,193,440
3	Federal Home Loan Bank Discount Notes	0.050%	7/9/14	441,439	441,416
3	Federal Home Loan Bank Discount Notes	0.050%	7/11/14	59,000	58,997
3	Federal Home Loan Bank Discount Notes	0.055%	7/16/14	100,000	99,993
3	Federal Home Loan Bank Discount Notes	0.050%–0.058%	7/18/14	381,175	381,149
3	Federal Home Loan Bank Discount Notes	0.050%–0.057%	7/23/14	350,000	349,974
3	Federal Home Loan Bank Discount Notes	0.057%–0.058%	7/25/14	502,100	502,057
3	Federal Home Loan Bank Discount Notes	0.057%	7/30/14	500,000	499,953
[3,4] Federal Home Loan Banks		0.092%	8/13/14	40,900	40,900
[3,4] Federal Home Loan Banks		0.094%	8/20/14	90,000	90,000
[3,4] Federal Home Loan Banks		0.132%	10/1/14	42,000	41,997
[3,4] Federal Home Loan Banks		0.096%	11/3/14	39,000	39,000
[2,4] Federal Home Loan Mortgage Corp.		0.141%	7/17/15	480,500	480,668
[2,4] Federal National Mortgage Assn.		0.130%	9/11/14	500,000	499,972
[2,4] Federal National Mortgage Assn.		0.120%	2/27/15	515,000	514,904
[2,4] Federal National Mortgage Assn.		0.120%	8/5/15	180,000	179,957
2	Freddie Mac Discount Notes	0.070%	6/9/14	100,000	99,998
2	Freddie Mac Discount Notes	0.050%	6/16/14	75,000	74,998
2	Freddie Mac Discount Notes	0.060%	7/8/14	40,000	39,998
2	Freddie Mac Discount Notes	0.050%	8/4/14	95,000	94,992
	United States Treasury Bill	0.105%–0.106%	6/5/14	500,000	499,994
	United States Treasury Bill	0.098%	6/12/14	295,000	294,991
	United States Treasury Bill	0.030%–0.055%	6/19/14	1,100,000	1,099,974
	United States Treasury Bill	0.051%–0.055%	6/26/14	1,700,000	1,699,938
	United States Treasury Bill	0.030%	8/14/14	500,000	499,969
	United States Treasury Bill	0.031%	8/21/14	250,000	249,983
	United States Treasury Bill	0.033%	8/28/14	250,000	249,980
	United States Treasury Bill	0.050%-0.051%	11/13/14	250,000	249,943
	United States Treasury Bill	0.050%	11/20/14	271,675	271,609
	United States Treasury Note/Bond	0.750%	6/15/14	350,000	350,092
	United States Treasury Note/Bond	0.250%	6/30/14	1,266,000	1,266,183
	United States Treasury Note/Bond	0.625%	7/15/14	480,000	480,318
	United States Treasury Note/Bond	2.625%	7/31/14	200,000	200,853
	United States Treasury Note/Bond	4.250%	8/15/14	195,000	196,701
	United States Treasury Note/Bond	2.375%	8/31/14	250,000	251,411
Total U.S. Government and Agency Obligations (Cost $17,441,099)					17,441,099

Commercial Paper (22.9%)
Bank Holding Company (0.2%)
	State Street Corp.	0.150%	6/9/14	70,000	69,998

Finance—Auto (0.5%)
	American Honda Finance Corp.	0.120%	7/8/14	33,848	33,844
	American Honda Finance Corp.	0.120%	7/21/14	120,000	119,980
	Toyota Motor Credit Corp.	0.140%	7/2/14	40,000	39,995
4	Toyota Motor Credit Corp.	0.182%	10/9/14	24,000	24,000
					217,819
Finance—Other (3.8%)
	General Electric Capital Corp.	0.140%	6/11/14	12,000	11,999
	General Electric Capital Corp.	0.140%	6/19/14	9,000	8,999
	General Electric Capital Corp.	0.120%	7/3/14	98,000	97,990
	General Electric Capital Corp.	0.120%	7/16/14	75,000	74,989
	General Electric Capital Corp.	0.120%	7/17/14	125,000	124,981
	General Electric Capital Corp.	0.120%–0.180%	8/4/14	64,000	63,984
	General Electric Capital Corp.	0.140%	8/15/14	100,000	99,971
	General Electric Capital Corp.	0.140%	8/21/14	50,000	49,984
	General Electric Capital Corp.	0.140%	9/5/14	125,000	124,953
	General Electric Capital Corp.	0.190%	11/4/14	14,500	14,488
5	Govco LLC	0.170%	6/16/14	65,500	65,495
5	Govco LLC	0.170%	6/25/14	198,000	197,978
5	Govco LLC	0.180%	7/14/14	173,000	172,963
5	Govco LLC	0.180%	7/21/14	100,000	99,975
5	Govco LLC	0.180%	7/29/14	100,000	99,971
5	Govco LLC	0.180%	8/1/14	50,000	49,985
5	Old Line Funding LLC	0.150%	6/16/14	50,000	49,997
5	Old Line Funding LLC	0.150%	6/18/14	50,000	49,996
5	Old Line Funding LLC	0.150%	7/7/14	72,855	72,844
					1,531,542
Foreign Banks (11.8%)
5	Australia & New Zealand Banking Group, Ltd.	0.150%	7/11/14	45,000	44,992
5	Australia & New Zealand Banking Group, Ltd.	0.150%	7/23/14	150,000	149,967
[4,5] Australia & New Zealand Banking Group, Ltd.		0.162%	8/13/14	58,500	58,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.211%	9/16/14	9,000	9,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.160%	10/24/14	120,000	120,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.161%	11/7/14	250,000	249,994
[4,5] Australia & New Zealand Banking Group, Ltd.		0.220%	2/25/15	30,000	30,000
5	Commonwealth Bank of Australia	0.170%	6/30/14	73,000	72,990
5	Commonwealth Bank of Australia	0.145%	7/30/14	100,000	99,976
5	Commonwealth Bank of Australia	0.150%	8/8/14	100,000	99,972
[4,5] Commonwealth Bank of Australia		0.220%	9/25/14	60,000	60,000
[4,5] Commonwealth Bank of Australia		0.181%	10/7/14	78,000	78,000
[4,5] Commonwealth Bank of Australia		0.181%	10/7/14	75,000	74,999
[4,5] Commonwealth Bank of Australia		0.220%	12/5/14	65,000	64,998
[4,5] Commonwealth Bank of Australia		0.220%	12/12/14	40,000	40,000
[4,5] Commonwealth Bank of Australia		0.220%	1/2/15	22,500	22,500
[4,5] Commonwealth Bank of Australia		0.221%	1/12/15	80,000	80,000
[4,5] Commonwealth Bank of Australia		0.218%	1/16/15	38,000	37,999
[4,5] Commonwealth Bank of Australia		0.218%	3/16/15	55,000	54,998
[4,5] Commonwealth Bank of Australia		0.220%	3/19/15	147,000	146,994
5	DNB Bank ASA	0.173%	6/12/14	65,000	64,997
5	DNB Bank ASA	0.175%	7/2/14	125,000	124,981
5	DNB Bank ASA	0.170%	8/1/14	150,000	149,957
[4,5] National Australia Funding Delaware Inc.		0.170%	6/10/14	60,000	60,000
[4,5] National Australia Funding Delaware Inc.		0.170%	6/26/14	100,000	100,000
[4,5] National Australia Funding Delaware Inc.		0.171%	7/15/14	100,000	100,000

[4,5] National Australia Funding Delaware Inc.		0.165%	7/28/14	75,000	75,000
5	Nordea Bank AB	0.200%	6/9/14	100,000	99,996
5	Nordea Bank AB	0.175%	7/1/14	200,000	199,971
5	Nordea Bank AB	0.165%	7/28/14	100,000	99,974
5	Nordea Bank AB	0.180%	8/14/14	90,000	89,967
5	Nordea Bank AB	0.185%	8/22/14	100,000	99,958
5	Skandinaviska Enskilda Banken AB	0.170%	6/20/14	80,000	79,993
5	Skandinaviska Enskilda Banken AB	0.190%	7/1/14	14,700	14,698
5	Skandinaviska Enskilda Banken AB	0.190%	7/9/14	98,500	98,480
5	Skandinaviska Enskilda Banken AB	0.170%	7/21/14	100,000	99,976
5	Skandinaviska Enskilda Banken AB	0.190%	8/5/14	150,000	149,948
5	Skandinaviska Enskilda Banken AB	0.190%	8/21/14	80,000	79,966
5	Svenska HandelsBanken Inc.	0.170%	6/11/14	26,635	26,634
	Swedbank AB	0.200%	6/16/14	25,000	24,998
	Swedbank AB	0.200%	6/19/14	23,000	22,998
	Swedbank AB	0.200%	6/23/14	23,000	22,997
	Swedbank AB	0.200%	6/24/14	31,000	30,996
	Swedbank AB	0.200%	6/25/14	31,000	30,996
	Swedbank AB	0.200%	6/26/14	15,000	14,998
	Swedbank AB	0.170%	7/24/14	200,000	199,950
	Swedbank AB	0.170%	7/25/14	100,000	99,974
	Swedbank AB	0.170%	8/5/14	125,000	124,962
	Swedbank AB	0.200%	8/27/14	91,000	90,956
[4,5] Westpac Banking Corp.		0.270%	7/11/14	50,000	50,006
[4,5] Westpac Banking Corp.		0.201%	8/7/14	89,000	88,999
[4,5] Westpac Banking Corp.		0.221%	9/17/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.221%	9/19/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.218%	9/22/14	76,000	76,000
[4,5] Westpac Banking Corp.		0.220%	9/25/14	150,000	150,000
[4,5] Westpac Banking Corp.		0.218%	12/23/14	125,000	124,996
[4,5] Westpac Banking Corp.		0.222%	3/13/15	150,000	149,995
					4,808,196
Foreign Governments (2.0%)
5	CDP Financial Inc.	0.150%	6/3/14	7,000	7,000
5	CDP Financial Inc.	0.150%	6/4/14	5,750	5,750
5	CDP Financial Inc.	0.150%	6/9/14	25,000	24,999
5	CDP Financial Inc.	0.150%	6/11/14	23,500	23,499
5	CDP Financial Inc.	0.150%	6/16/14	3,500	3,500
5	CDP Financial Inc.	0.150%	6/17/14	17,000	16,999
5	CDP Financial Inc.	0.180%–0.190%	7/21/14	28,100	28,093
6	CPPIB Capital Inc.	0.140%	6/2/14	56,500	56,500
6	CPPIB Capital Inc.	0.140%	6/6/14	38,500	38,499
6	CPPIB Capital Inc.	0.140%	6/11/14	7,225	7,225
6	CPPIB Capital Inc.	0.140%	6/12/14	27,500	27,499
6	CPPIB Capital Inc.	0.140%	7/2/14	24,000	23,997
6	CPPIB Capital Inc.	0.140%	7/3/14	14,500	14,498
6	CPPIB Capital Inc.	0.140%	7/7/14	70,000	69,990
6	CPPIB Capital Inc.	0.140%	7/10/14	93,000	92,986
6	CPPIB Capital Inc.	0.140%–0.160%	7/25/14	63,000	62,986
6	CPPIB Capital Inc.	0.140%	8/1/14	204,000	203,951
6	PSP Capital Inc.	0.140%	6/6/14	15,000	15,000
6	PSP Capital Inc.	0.140%	6/12/14	14,000	13,999
6	PSP Capital Inc.	0.140%	6/19/14	20,094	20,092
6	PSP Capital Inc.	0.140%	7/8/14	13,467	13,465
6	PSP Capital Inc.	0.140%	7/16/14	24,000	23,996
6	PSP Capital Inc.	0.250%	7/23/14	8,000	7,997
6	PSP Capital Inc.	0.180%	8/18/14	8,700	8,697
					811,217

Foreign Industrial (2.4%)
5 BASF SE	0.110%	6/2/14	146,000	145,999
5 GlaxoSmithKline Finance plc	0.130%	7/2/14	200,000	199,978
5 GlaxoSmithKline Finance plc	0.130%	7/8/14	63,000	62,991
5 GlaxoSmithKline Finance plc	0.140%	7/17/14	46,750	46,742
Nestle Finance International Ltd.	0.125%	6/5/14	163,000	162,998
Nestle Finance International Ltd.	0.125%	7/7/14	247,100	247,069
Nestle Finance International Ltd.	0.120%	8/1/14	30,000	29,994
Nestle Finance International Ltd.	0.170%	8/21/14	59,500	59,477
5 Total Capital Canada Ltd.	0.120%	7/22/14	43,000	42,993
				998,241
Industrial (2.2%)
Caterpillar Financial Services Corp.	0.150%	7/14/14	46,000	45,992
Caterpillar Financial Services Corp.	0.120%	7/28/14	111,945	111,924
5 Procter & Gamble Co.	0.140%	6/9/14	40,000	39,999
5 Procter & Gamble Co.	0.140%	6/16/14	63,500	63,496
5 Procter & Gamble Co.	0.160%	10/30/14	26,750	26,732
5 Procter & Gamble Co.	0.160%	10/31/14	40,000	39,973
5 The Coca-Cola Co.	0.170%	7/7/14	31,250	31,245
5 The Coca-Cola Co.	0.120%	8/8/14	175,000	174,960
5 The Coca-Cola Co.	0.120%	8/11/14	25,000	24,994
5 The Coca-Cola Co.	0.180%	8/14/14	28,500	28,489
5 The Coca-Cola Co.	0.180%	8/15/14	9,500	9,496
5 The Coca-Cola Co.	0.120%–0.180%	8/18/14	186,700	186,648
5 The Coca-Cola Co.	0.180%	8/19/14	14,750	14,744
5 The Coca-Cola Co.	0.180%	8/20/14	20,600	20,592
5 The Coca-Cola Co.	0.180%	8/21/14	10,100	10,096
5 The Coca-Cola Co.	0.180%	8/22/14	10,000	9,996
5 The Coca-Cola Co.	0.180%	9/4/14	38,000	37,982
5 The Coca-Cola Co.	0.180%	9/5/14	20,000	19,990
5 The Coca-Cola Co.	0.180%	10/3/14	9,700	9,694
				907,042
Total Commercial Paper (Cost $9,344,055)				9,344,055
Certificates of Deposit (25.4%)
Domestic Banks (3.8%)
State Street Bank & Trust Co.	0.160%	7/15/14	100,000	100,000
State Street Bank & Trust Co.	0.180%	8/8/14	300,000	300,000
4 State Street Bank & Trust Co.	0.191%	10/6/14	202,000	202,000
4 Wells Fargo Bank NA	0.170%	6/3/14	125,000	125,000
4 Wells Fargo Bank NA	0.181%	6/16/14	65,000	65,000
Wells Fargo Bank NA	0.140%	7/15/14	125,000	125,000
4 Wells Fargo Bank NA	0.181%	8/18/14	25,000	25,000
4 Wells Fargo Bank NA	0.181%	9/4/14	112,000	112,000
4 Wells Fargo Bank NA	0.181%	11/6/14	142,000	142,000
4 Wells Fargo Bank NA	0.200%	12/19/14	97,000	97,000
4 Wells Fargo Bank NA	0.220%	3/4/15	113,000	113,000
4 Wells Fargo Bank NA	0.222%	3/13/15	75,000	75,000
4 Wells Fargo Bank NA	0.221%	3/17/15	80,000	80,000
				1,561,000
Eurodollar Certificates of Deposit (0.8%)
National Australia Bank Ltd.	0.185%	8/20/14	150,000	150,000
National Australia Bank Ltd.	0.180%	8/26/14	150,000	150,000
				300,000
Yankee Certificates of Deposit (20.8%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	1/12/15	21,000	21,000
Bank of Montreal (Chicago Branch)	0.170%	6/18/14	50,000	50,000

4 Bank of Montreal (Chicago Branch)	0.171%	6/18/14	150,000	150,000
Bank of Montreal (Chicago Branch)	0.170%	7/1/14	95,000	95,000
Bank of Montreal (Chicago Branch)	0.170%	7/2/14	50,000	50,000
4 Bank of Montreal (Chicago Branch)	0.161%	7/15/14	100,000	100,000
4 Bank of Montreal (Chicago Branch)	0.170%	8/4/14	70,000	70,000
4 Bank of Montreal (Chicago Branch)	0.178%	10/21/14	150,000	150,000
4 Bank of Montreal (Chicago Branch)	0.182%	11/3/14	200,000	200,000
4 Bank of Nova Scotia (Houston Branch)	0.182%	6/9/14	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.180%	6/10/14	60,000	60,000
4 Bank of Nova Scotia (Houston Branch)	0.181%	6/17/14	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.180%	6/26/14	75,000	75,000
Bank of Nova Scotia (Houston Branch)	0.200%	6/27/14	53,000	53,001
Bank of Nova Scotia (Houston Branch)	0.220%	8/14/14	150,000	150,012
Bank of Nova Scotia (Houston Branch)	0.180%	8/29/14	172,000	171,998
4 Bank of Nova Scotia (Houston Branch)	0.170%	9/25/14	250,000	249,996
4 Bank of Nova Scotia (Houston Branch)	0.169%	10/23/14	100,000	99,998
4 Bank of Nova Scotia (Houston Branch)	0.178%	11/21/14	150,000	149,997
4 Canadian Imperial Bank of Commerce
(New York Branch)	0.148%	7/21/14	150,000	149,999
4 Credit Suisse (New York Branch)	0.195%	7/25/14	250,000	250,000
4 Credit Suisse (New York Branch)	0.196%	8/1/14	85,000	85,000
Credit Suisse (New York Branch)	0.210%	8/22/14	200,000	200,000
4 Credit Suisse (New York Branch)	0.205%	9/2/14	225,000	225,000
DNB Bank ASA (New York Branch)	0.170%	7/15/14	150,000	150,000
DNB Bank ASA (New York Branch)	0.170%	7/28/14	75,000	75,000
4 DNB Bank ASA (New York Branch)	0.180%	7/28/14	300,000	300,000
4 DNB Bank ASA (New York Branch)	0.182%	8/1/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/19/14	50,000	50,000
Nordea Bank Finland plc (New York Branch)	0.155%	6/17/14	150,000	150,000
Nordea Bank Finland plc (New York Branch)	0.205%	8/25/14	50,000	50,000
Nordea Bank Finland plc (New York Branch)	0.215%	8/25/14	40,000	40,002
4 Rabobank Nederland (New York Branch)	0.181%	6/19/14	85,000	85,000
4 Rabobank Nederland (New York Branch)	0.182%	7/7/14	75,000	75,000
Rabobank Nederland (New York Branch)	0.250%	7/15/14	49,000	49,006
4 Rabobank Nederland (New York Branch)	0.170%	9/24/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.170%	9/26/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.181%	10/3/14	80,000	79,999
4 Rabobank Nederland (New York Branch)	0.181%	10/6/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.182%	10/7/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.181%	10/14/14	195,000	195,000
4 Rabobank Nederland (New York Branch)	0.180%	10/27/14	75,000	74,998
4 Rabobank Nederland (New York Branch)	0.182%	11/3/14	136,000	135,997
4 Royal Bank of Canada (New York Branch)	0.181%	8/18/14	100,000	100,000
4 Royal Bank of Canada (New York Branch)	0.200%	11/24/14	50,000	50,000
4 Royal Bank of Canada (New York Branch)	0.201%	12/1/14	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.229%	2/20/15	41,250	41,250
4 Royal Bank of Canada (New York Branch)	0.228%	2/23/15	237,500	237,500
4 Royal Bank of Canada (New York Branch)	0.230%	3/24/15	120,000	120,000
Skandinaviska Enskilda Banken
(New York Branch)	0.195%	6/5/14	75,000	75,000
Skandinaviska Enskilda Banken
(New York Branch)	0.260%	6/24/14	48,500	48,502
Svenska HandelsBanken (New York Branch)	0.165%	7/1/14	350,000	350,000
Svenska HandelsBanken (New York Branch)	0.155%	7/23/14	250,000	250,000
Svenska HandelsBanken (New York Branch)	0.165%	8/8/14	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.150%	6/11/14	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.201%	6/17/14	30,000	30,001
Toronto Dominion Bank (New York Branch)	0.170%	7/14/14	200,000	200,000

Toronto Dominion Bank (New York Branch)	0.250%	8/12/14	14,750	14,751
Toronto Dominion Bank (New York Branch)	0.320%	8/12/14	20,000	20,006
4 Toronto Dominion Bank (New York Branch)	0.160%	10/10/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.158%	10/22/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.181%	10/28/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.160%	11/6/14	110,000	110,000
4 Toronto Dominion Bank (New York Branch)	0.211%	11/18/14	86,000	86,000
4 Toronto Dominion Bank (New York Branch)	0.211%	12/19/14	75,000	75,000
UBS AG (Stamford Branch)	0.180%	7/28/14	200,000	200,000
UBS AG (Stamford Branch)	0.180%	8/4/14	150,000	150,000
4 Westpac Banking Corp. (New York Branch)	0.200%	8/6/14	96,000	96,000
4 Westpac Banking Corp. (New York Branch)	0.210%	9/26/14	50,000	49,998
4 Westpac Banking Corp. (New York Branch)	0.220%	10/8/14	20,500	20,504
4 Westpac Banking Corp. (New York Branch)	0.188%	12/23/14	175,000	174,995
4 Westpac Banking Corp. (New York Branch)	0.220%	1/6/15	50,000	49,999
				8,475,509
Total Certificates of Deposit (Cost $10,336,509)				10,336,509
Other Notes (0.4%)
Bank of America NA	0.190%	6/3/14	75,000	75,000
Bank of America NA	0.190%	6/4/14	93,500	93,500
Total Other Notes (Cost $168,500)				168,500
Repurchase Agreement (2.2%)
Federal Reserve Bank of New York
(Dated 5/30/14, Repurchase Value
$888,004,000, collateralized by U.S.
Treasury Note 1.625%, 11/15/22, with a
value of $888,004,000)	0.050%	6/2/14	888,000	888,000
Total Repurchase Agreement (Cost $888,000)				888,000
			Shares
Money Market Fund (0.9%)
7 Vanguard Municipal Cash Management Fund	0.072%		388,430,061	388,430
Total Money Market Fund (Cost $388,430)				388,430
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.5%)
8 Arizona Board Regents Arizona State
University System Revenue VRDO	0.070%	6/6/14	13,280	13,280
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	6/6/14	21,375	21,375
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	6/6/14	10,250	10,250
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	6/6/14	11,000	11,000
8 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.070%	6/6/14	3,000	3,000
8 Clark County NV Airport System Revenue
VRDO	0.070%	6/6/14	2,700	2,700
8 District of Columbia Revenue (Medstar
Health, Inc.) VRDO	0.070%	6/6/14	3,825	3,825
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	6/6/14	6,000	6,000

8 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.060%	6/6/14	8,900	8,900
8 Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.050%	6/6/14	4,000	4,000
8 Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.060%	6/6/14	3,620	3,620
8 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.070%	6/6/14	12,735	12,735
8 Long Island NY Power Authority Electric
System Revenue VRDO	0.070%	6/6/14	8,900	8,900
8 Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.050%	6/6/14	7,000	7,000
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.070%	6/6/14	18,300	18,300
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.070%	6/6/14	6,600	6,600
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.080%	6/6/14	2,700	2,700
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.070%	6/6/14	6,800	6,800
8 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.060%	6/6/14	1,900	1,900
8 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.060%	6/6/14	3,085	3,085
8 Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.040%	6/6/14	5,000	5,000
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.040%	6/6/14	8,300	8,300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.070%	6/6/14	3,860	3,860
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.080%	6/6/14	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.090%	6/6/14	6,800	6,800
8 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.070%	6/6/14	4,700	4,700
8 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.070%	6/6/14	2,920	2,920
8 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	6/6/14	6,200	6,200
Total Tax-Exempt Municipal Bonds (Cost $203,850)				203,850
Corporate Bonds (0.1%)
Industrial (0.1%)
Consumer Cyclical (0.1%)
4 Toyota Motor Credit Corp.	0.227%	1/14/15	42,500	42,500
Total Corporate Bonds (Cost $42,500)				42,500

Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Province of Ontario	4.100%	6/16/14	47,000	47,076
Total Sovereign Bonds (U.S. Dollar-Denominated) (Cost $47,076)				47,076
Taxable Municipal Bonds (0.3%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO	0.150%	6/2/14	4,710	4,710
[6,8] BlackRock Municipal Income Investment
Quality Trust TOB VRDO	0.150%	6/2/14	2,515	2,515
[6,8] BlackRock Municipal Income Trust TOB
VRDO	0.150%	6/2/14	54,000	54,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.150%	6/2/14	7,000	7,000
[6,8] BlackRock MuniHoldings Fund, Inc. TOB
VRDO	0.150%	6/2/14	4,990	4,990
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.150%	6/2/14	25,500	25,500
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.150%	6/2/14	5,170	5,170
[6,8] BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.150%	6/2/14	3,360	3,360
[6,8] BlackRock Strategic Municipal Trust TOB
VRDO	0.150%	6/2/14	2,555	2,555
[6,8] Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.220%	6/6/14	2,855	2,855
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.220%	6/6/14	2,800	2,800
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.220%	6/6/14	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)				116,955
Total Investments (95.7%) (Cost $38,976,974)				38,976,974
Other Assets and Liabilities-Net (4.3%)				1,738,814
Net Assets (100%)				40,715,788
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2014, the aggregate value of these securities was $6,361,244,000, representing 15.6% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $714,785,000, representing 1.8% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (0.5%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	6/6/14	12,550	12,550
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.060%	6/2/14 LOC	9,555	9,555
				22,105
Alaska (0.6%)
Alaska GO BAN	1.000%	3/23/15	20,000	20,140
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	0.060%	6/2/14	3,000	3,000
				23,140
Arizona (0.5%)
1 Gilbert AZ GO TOB VRDO	0.090%	6/6/14	17,500	17,500
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.080%	6/6/14	5,485	5,485
				22,985
California (4.8%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.080%	6/6/14	5,000	5,000
California GO VRDO	0.040%	6/2/14 LOC	5,200	5,200
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.060%	6/6/14 LOC	13,615	13,615
California RAN	2.000%	6/23/14	61,000	61,065
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.060%	6/6/14	34,155	34,155
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.060%	6/6/14 LOC	12,490	12,490
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.060%	6/6/14	6,230	6,230
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.080%	6/6/14	7,500	7,500
Livermore CA COP VRDO	0.050%	6/6/14 LOC	4,480	4,480
Los Angeles County CA TRAN	2.000%	6/30/14	12,500	12,518
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.050%	6/6/14	15,885	15,885
1 University of California Revenue TOB VRDO	0.070%	6/6/14	22,215	22,215
				200,353
Colorado (2.2%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	6/2/14 LOC	9,690	9,690
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	6/2/14 LOC	8,645	8,645

Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	6/2/14 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.060%	6/6/14 LOC	5,190	5,190
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	6/6/14	13,800	13,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.080%	6/6/14	11,860	11,860
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	6/6/14	9,930	9,930
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	6/6/14	18,620	18,620
Denver CO City & County COP VRDO	0.070%	6/2/14	3,265	3,265
Denver CO City & County COP VRDO	0.070%	6/2/14	7,100	7,100
				90,180
Connecticut (1.1%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.070%	6/2/14	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.100%	6/6/14	10,330	10,330
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.030%	6/6/14	4,000	4,000
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.080%	6/2/14	21,430	21,430
				45,760
District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.060%	6/6/14 LOC	21,310	21,310
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.060%	6/6/14 LOC	14,325	14,325
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.060%	6/6/14 LOC	4,600	4,600
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.080%	6/6/14	4,010	4,010
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.080%	6/6/14	5,935	5,935
				50,180
Florida (4.9%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	6/6/14	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.070%	6/2/14	3,100	3,100
Gainesville FL Utility System Revenue VRDO	0.070%	6/2/14	23,325	23,325
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.070%	6/2/14 LOC	4,400	4,400
Jacksonville FL Electric Authority Electric
System Revenue CP	0.080%	6/26/14	7,300	7,300
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.050%	6/6/14	36,715	36,715
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	6/6/14	26,215	26,215
1 Jacksonville FL Special Revenue TOB VRDO	0.070%	6/6/14	3,900	3,900

Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.080%	6/2/14 LOC	16,390	16,390
Miami-Dade County FL Seaport Revenue VRDO	0.060%	6/6/14 LOC	8,300	8,300
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.060%	6/6/14 LOC	25,000	25,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.060%	6/2/14 LOC	30,686	30,686
1 South Florida Water Management District COP
TOB VRDO	0.090%	6/2/14	4,800	4,800
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.060%	6/6/14 LOC	5,220	5,220
				204,951
Georgia (2.3%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.070%	6/6/14 LOC	11,875	11,875
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.070%	6/6/14 LOC	7,100	7,100
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.070%	6/6/14 LOC	5,330	5,330
1 Gwinnett County GA School District GO TOB
VRDO	0.060%	6/6/14	13,325	13,325
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.060%	6/6/14 LOC	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.030%	6/6/14	6,100	6,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.030%	6/6/14	10,200	10,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	6/6/14	20,365	20,365
				96,395
Illinois (6.6%)
Chicago IL Board of Education GO VRDO	0.060%	6/6/14 LOC	3,800	3,800
1 Chicago IL Water Revenue TOB VRDO	0.260%	6/6/14	6,465	6,465
Chicago IL Water Revenue VRDO	0.080%	6/6/14 LOC	3,660	3,660
Chicago IL Water Revenue VRDO	0.110%	6/6/14 LOC	25,865	25,865
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.050%	6/6/14 LOC	14,450	14,450
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.050%	6/6/14	24,657	24,657
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.080%	6/6/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	6/6/14 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	6/6/14 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/2/14	36,285	36,285
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/2/14	39,490	39,490
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	6/6/14	24,365	24,365

Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.060%	6/6/14 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/2/14	23,350	23,350
				274,287
Indiana (3.8%)
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.080%	6/6/14	14,550	14,550
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.050%	6/6/14 LOC	9,945	9,945
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.050%	6/6/14 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.060%	6/6/14	23,925	23,925
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.060%	6/6/14	9,500	9,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.300%	11/18/14	70,000	70,000
Purdue University Indiana COP VRDO	0.040%	6/6/14	14,685	14,685
				160,505
Iowa (0.7%)
1 Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health) TOB VRDO	0.070%	6/6/14	10,465	10,465
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.080%	6/2/14 LOC	20,000	20,000
				30,465
Kansas (0.8%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	6/6/14 LOC	20,000	20,000
Kansas Department of Transportation Highway
Revenue VRDO	0.060%	6/6/14	12,975	12,975
				32,975
Kentucky (0.5%)
Shelby County KY GO VRDO	0.070%	6/2/14 LOC	4,715	4,715
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.070%	6/2/14 LOC	14,840	14,840
				19,555
Louisiana (1.9%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.070%	6/6/14 LOC	20,000	20,000
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.080%	6/6/14 LOC	5,405	5,405
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.070%	6/6/14 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.060%	6/6/14 LOC	23,035	23,035
				78,440

Maryland (0.2%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.060%	6/2/14 LOC	4,190	4,190
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.070%	6/6/14 LOC	5,000	5,000
				9,190
Massachusetts (0.8%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.070%	6/6/14	17,025	17,025
1 Massachusetts GO TOB VRDO	0.060%	6/6/14	4,800	4,800
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.050%	6/2/14	9,600	9,600
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	6/6/14	4,100	4,100
				35,525
Michigan (1.7%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.070%	6/2/14 LOC	15,100	15,100
Michigan State University Board of Trustees
General Revenue VRDO	0.050%	6/6/14	12,205	12,205
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.080%	6/2/14 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.050%	6/6/14 LOC	26,340	26,340
1 Wayne State University Michigan Revenue TOB
VRDO	0.070%	6/2/14	6,660	6,660
				71,555
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.060%	6/6/14 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.070%	6/6/14	2,265	2,265
				5,165
Mississippi (0.6%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	6/2/14	3,800	3,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	6/2/14	4,300	4,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	6/6/14	15,000	15,000
				23,100
Missouri (3.5%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.040%	6/6/14	29,265	29,265
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.070%	6/2/14	19,425	19,425

Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.070%	6/2/14	11,300	11,300
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	6/6/14	8,420	8,420
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	6/6/14	35,000	35,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	6/6/14	14,000	14,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University)VRDO	0.070%	6/2/14 LOC	8,930	8,930
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.060%	6/6/14	19,075	19,075
				145,415
Nebraska (1.9%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.060%	6/6/14	9,795	9,795
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.080%	6/2/14 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.050%	6/6/14	40,050	40,050
1 Nebraska Public Power District Revenue TOB
VRDO	0.060%	6/6/14 LOC	24,140	24,140
				79,035
New Jersey (0.5%)
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/2/14	885	885
Union County NJ BAN	0.750%	6/27/14	20,000	20,008
				20,893
New Mexico (1.3%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.040%	6/6/14 LOC	20,000	20,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.050%	6/6/14	13,600	13,600
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.050%	6/6/14	9,965	9,965
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.060%	6/6/14	9,820	9,820
				53,385
New York (21.7%)
Nassau County NY Health Care Corp. Revenue
VRDO	0.040%	6/6/14 LOC	18,560	18,560
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	6/6/14	18,100	18,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	6/6/14	15,000	15,000
1 New York City NY GO TOB VRDO	0.060%	6/2/14 LOC	13,015	13,015
New York City NY GO VRDO	0.060%	6/2/14 LOC	18,475	18,475

New York City NY GO VRDO	0.060%	6/2/14 LOC	23,000	23,000
New York City NY GO VRDO	0.060%	6/2/14 LOC	29,300	29,300
New York City NY GO VRDO	0.100%	6/2/14	6,700	6,700
New York City NY GO VRDO	0.100%	6/2/14	6,200	6,200
New York City NY GO VRDO	0.100%	6/2/14	1,480	1,480
New York City NY GO VRDO	0.070%	6/6/14 LOC	29,730	29,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.050%	6/6/14 LOC	15,700	15,700
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	6/2/14	8,530	8,530
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.040%	6/6/14 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.040%	6/6/14 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.060%	6/6/14 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	6/6/14	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.050%	6/6/14 LOC	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.050%	6/6/14 LOC	5,200	5,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/2/14	6,000	6,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	6/6/14	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/6/14	15,885	15,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	6/2/14	17,700	17,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	6/2/14	19,195	19,195
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	6/2/14	25,765	25,765
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	6/6/14	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.070%	6/6/14	5,535	5,535
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	6/6/14	6,500	6,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	6/6/14	9,995	9,995

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	6/6/14	18,700	18,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.070%	6/2/14	4,180	4,180
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.050%	6/6/14	3,135	3,135
New York City NY Transitional Finance Authority
Revenue VRDO	0.070%	6/2/14	10,900	10,900
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.070%	6/2/14	2,600	2,600
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.070%	6/6/14 LOC	5,200	5,200
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.070%	6/6/14	9,995	9,995
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	5,300	5,300
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	9,000	9,000
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	1,000	1,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.070%	6/6/14 (13)	16,000	16,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	6/6/14 LOC	20,300	20,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	6/6/14 LOC	37,935	37,935
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	6/6/14 (13)(4)	3,500	3,500
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	6/6/14 LOC	8,470	8,470
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	6/6/14	12,800	12,800
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.050%	6/6/14 LOC	15,200	15,200
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.050%	6/6/14 LOC	59,030	59,030
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.050%	6/6/14 LOC	15,100	15,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.060%	6/6/14 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.050%	6/6/14 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.060%	6/6/14 LOC	20,000	20,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.060%	6/6/14 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	6/6/14	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.060%	6/6/14 LOC	9,000	9,000

New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.070%	6/6/14 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	6/6/14	9,100	9,100
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	6/6/14	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	6/6/14	18,000	18,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.070%	6/6/14	13,210	13,210
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	6/6/14 LOC	8,555	8,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	6/6/14	23,005	23,005
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.050%	6/6/14	4,940	4,940
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.070%	6/2/14 LOC	1,125	1,125
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/6/14 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/6/14 LOC	23,540	23,540
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/6/14 LOC	8,195	8,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/6/14 LOC	7,670	7,670
				903,690
North Carolina (2.9%)
Cary NC GO VRDO	0.080%	6/6/14	20,105	20,105
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	6/6/14 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.060%	6/6/14	22,415	22,415
Forsyth County NC GO VRDO	0.060%	6/6/14	19,595	19,595
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.060%	6/6/14 LOC	3,165	3,165
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.060%	6/6/14 LOC	11,010	11,010
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	6/6/14 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.050%	6/6/14 LOC	5,800	5,800
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.070%	6/6/14	8,670	8,670
				120,000
Ohio (10.0%)
1 Cleveland OH Water Works Revenue TOB
VRDO	0.060%	6/6/14	16,700	16,700
Cleveland OH Water Works Revenue VRDO	0.050%	6/6/14 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.060%	6/6/14 LOC	6,250	6,250

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	6/6/14	10,000	10,000
Columbus OH GO VRDO	0.030%	6/6/14	24,935	24,935
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	6/6/14 LOC	2,085	2,085
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	6/6/14 LOC	9,285	9,285
1 Cuyahoga County OH (Convention Hotel
Project) COP TOB VRDO	0.070%	6/6/14	30,470	30,470
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.060%	6/6/14 LOC	10,220	10,220
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	6/6/14	10,250	10,250
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	6/6/14	6,400	6,400
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.060%	6/6/14 LOC	2,490	2,490
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	6/6/14	5,000	5,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	6/6/14	7,685	7,685
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.060%	6/6/14	31,110	31,110
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.240%	6/6/14	13,105	13,105
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.060%	6/2/14	7,545	7,545
Ohio Common Schools GO VRDO	0.040%	6/6/14	7,870	7,870
Ohio Common Schools GO VRDO	0.040%	6/6/14	9,915	9,915
Ohio Common Schools GO VRDO	0.040%	6/6/14	9,555	9,555
Ohio GO VRDO	0.040%	6/6/14	3,490	3,490
Ohio GO VRDO	0.040%	6/6/14	19,140	19,140
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.060%	6/6/14 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	6/2/14	14,150	14,150
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	6/2/14	48,450	48,450
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.060%	6/6/14	25,000	25,000
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.060%	6/6/14 LOC	10,375	10,375
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.060%	6/6/14 LOC	1,145	1,145
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	6/2/14	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	6/2/14	15,095	15,095

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	6/6/14	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.040%	6/6/14	16,870	16,870
Ohio State University General Receipts
Revenue VRDO	0.040%	6/6/14	16,860	16,860
Ohio State University General Receipts
Revenue VRDO	0.040%	6/6/14	7,540	7,540
				419,015
Oregon (1.4%)
Oregon GO (Veterans Welfare) VRDO	0.070%	6/2/14	16,150	16,150
Oregon Health & Science University Revenue
VRDO	0.040%	6/6/14 LOC	12,600	12,600
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.060%	6/6/14	9,145	9,145
Oregon TAN	1.500%	7/31/14	10,000	10,022
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.060%	6/6/14 LOC	10,015	10,015
				57,932
Pennsylvania (2.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.060%	6/2/14	11,000	11,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	6/6/14 LOC	13,000	13,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	6/6/14	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	6/6/14	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	6/6/14 LOC	4,040	4,040
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.050%	6/6/14 LOC	18,985	18,985
1 Pennsylvania GO TOB VRDO	0.060%	6/6/14	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.070%	6/2/14 LOC	25,720	25,720
1 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.080%	6/6/14	4,530	4,530
Philadelphia PA Water & Waste Water Revenue
VRDO	0.050%	6/6/14 LOC	3,700	3,700
				114,420
South Carolina (0.3%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.090%	6/6/14	7,250	7,250
Greenville County SC Hospital System Revenue
VRDO	0.060%	6/6/14 LOC	5,200	5,200
				12,450

South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.060%	6/6/14	6,260	6,260

Tennessee (2.1%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.070%	6/6/14 LOC	16,670	16,670
Shelby County TN GO VRDO	0.060%	6/6/14	64,240	64,240
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.070%	6/6/14	5,000	5,000
				85,910
Texas (8.6%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.070%	6/2/14	4,995	4,995
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.070%	6/2/14	10,875	10,875
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.070%	6/2/14	16,740	16,740
1 Harris County TX GO TOB VRDO	0.070%	6/6/14 (13)	9,600	9,600
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.060%	6/6/14 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.070%	6/2/14	24,255	24,255
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.070%	6/2/14	9,565	9,565
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.070%	6/2/14	17,925	17,925
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.040%	6/6/14	7,415	7,415
1 Houston TX Utility System Revenue TOB VRDO	0.060%	6/6/14 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.060%	6/6/14 LOC	4,425	4,425
San Antonio TX Education Facilities Corp.
Higher Education Revenue (Trinity University)
VRDO	0.080%	6/2/14	4,000	4,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	6/6/14	5,000	5,000
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.060%	6/6/14	37,000	37,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.040%	6/6/14 LOC	5,750	5,750
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.090%	6/6/14	10,200	10,200
1 Texas GO TOB VRDO	0.060%	6/6/14	5,230	5,230
Texas Public Finance Authority GO CP	0.100%	7/8/14	25,365	25,365
Texas Public Finance Authority GO CP	0.100%	7/9/14	8,500	8,500
Texas TRAN	2.000%	8/28/14	80,000	80,348
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.090%	6/6/14	17,325	17,325

Texas Transportation Commission Mobility Fund
GO VRDO	0.060%	6/6/14	25,975	25,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	6/6/14	1,480	1,480
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.070%	6/6/14	9,915	9,915
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.070%	6/6/14	4,500	4,500
				359,383
Utah (2.5%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.070%	6/6/14 LOC	19,100	19,100
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	6/2/14	30,815	30,815
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	6/2/14	23,695	23,695
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.070%	6/2/14	30,440	30,440
				104,050
Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.060%	6/6/14 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.060%	6/6/14	6,695	6,695
				25,340
Virginia (0.9%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.070%	6/6/14 LOC	14,455	14,455
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.060%	6/6/14 LOC	22,100	22,100
				36,555
Washington (0.9%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.050%	6/6/14	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.070%	6/2/14	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.080%	6/6/14	5,060	5,060
1 Washington GO TOB VRDO	0.070%	6/6/14	7,995	7,995
1 Washington GO TOB VRDO	0.070%	6/6/14	10,000	10,000
				36,755
West Virginia (0.4%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	6/6/14 LOC	16,325	16,325

Wisconsin (0.8%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.070%	6/2/14 LOC	21,550	21,550
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.080%	6/2/14 LOC	5,330	5,330

Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.080%	6/2/14 LOC	5,415	5,415
				32,295
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.070%	6/6/14 LOC	15,100	15,100

Total Tax-Exempt Municipal Bonds (Cost $4,141,019)				4,141,019
Total Investments (99.3%) (Cost $4,141,019)				4,141,019
Other Assets and Liabilities-Net (0.7%)				27,477
Net Assets (100%)				4,168,496
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $669,741,000, representing 16.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 17, 2014
VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 17, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.